Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Reorganization Transaction

Refer to Note 1 of the Group’s audited consolidated financial statements for the year ended December 31, 2025, for a description of the Reorganization Transaction that occurred on June 17, 2024, and Note 4 for further details on the reverse capitalization.

($ represent unrounded amounts)	Number of fully paid shares	Amount
	(Unaudited)	(Unaudited)
January 1, 2025	1,000	1,000
Issuance of shares to HCVI shareholders upon reverse capitalization	4,807,469	481
Impact of reverse capitalization	48,868,960	3,887
Issue of shares for promissory note	406,754	41
January 1, 2026	54,084,183	5,409
Issue of shares for promissory note	1,045,575	105
Issue of shares	554,675	55
June 30, 2026	55,684,433	$5,569